SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Corporate Information And Statement Of IFRS Compliance [Line Items]
Depreciation and amortisation expense	$ (2,283)	$ (2,165)	$ (1,804)
Direct costs	$ 43,151	34,630	$ 40,131
Renewable transport fuel obligation certificates, offsetting carryforward percentage	25.00%
Risk fee, as percentage of gross premiums	2.25%
Reclassification of depreciation and amortisation expense to direct costs
Disclosure Of Corporate Information And Statement Of IFRS Compliance [Line Items]
Depreciation and amortisation expense	$ 2,165	1,804
Direct costs	$ 2,165	$ 1,804